Fair Value Measurements - Summary of the Changes in the Fair Value of Derivative Warrant Liabilities (Detail) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning balance	$ 9,054,000	$ 614,040	$ 12,240,000
Change in fair value (loss)	3,186,000	(1,629,960)	(11,625,960)
Fair value as of Ending balance	12,240,000	$ 2,244,000	$ 614,040
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning balance	5,030,000	$ 346,150	$ 6,900,000
Change in fair value (loss)	1,870,000	(918,850)	(6,553,850)
Fair value as of Ending balance	6,900,000	1,265,000	346,150
Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning balance	4,024,000	267,890	5,340,000
Change in fair value (loss)	1,316,000	(711,110)	(5,072,110)
Fair value as of Ending balance	$ 5,340,000	$ 979,000	$ 267,890